Treasury stock (Tables)	12 Months Ended
Dec. 31, 2019
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Movement of Treasury Stock
As of December 31, 2017 and 2018, the reasons for share repurchases and movements in the number of the Company’s treasury stock are as follows:

	2017		2018
	Shares	Amount	Shares	Amount
	in thousands	NT$000	in thousands	NT$000
January 1	30,085	1,007,654	30,085	1,007,654
Capital reduction	—	—	(4,515)	(45,151)

December 31	30,085	1,007,654	25,570	962,503